Schedule of Investments (unaudited) June 30, 2019	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.2%

Aerospace & Defense — 2.4%
Boeing Co.	216,408	$78,774,676

Automobiles — 0.3%
Ferrari NV	64,610	10,429,346

Beverages — 2.2%
Constellation Brands, Inc., Class A	367,574	72,390,023

Biotechnology — 1.1%
Vertex Pharmaceuticals, Inc.(a)	190,084	34,857,604

Capital Markets — 3.6%
CME Group, Inc.	284,325	55,190,326
S&P Global, Inc.	280,807	63,965,026

		119,155,352

Chemicals — 1.6%
Linde PLC	26,410	5,303,128
Sherwin-Williams Co.	101,343	46,444,483

		51,747,611

Construction Materials — 1.3%
Vulcan Materials Co.	320,609	44,022,822

Electronic Equipment, Instruments & Components — 0.8%
Keysight Technologies, Inc.(a)	299,395	26,888,665

Entertainment — 3.0%
Netflix, Inc.(a)	264,736	97,242,827

Equity Real Estate Investment Trusts (REITs) — 1.8%
SBA Communications Corp.(a)	265,814	59,765,620

Health Care Equipment & Supplies — 7.0%
Align Technology, Inc.(a)	234,684	64,233,011
Becton Dickinson and Co.	162,785	41,023,448
Boston Scientific Corp.(a)	1,527,441	65,649,414
Intuitive Surgical, Inc.(a)	106,909	56,079,116

		226,984,989

Health Care Providers & Services — 3.6%
Centene Corp.(a)	324,923	17,038,962
UnitedHealth Group, Inc.	411,209	100,339,108

		117,378,070

Hotels, Restaurants & Leisure — 1.3%
Domino’s Pizza, Inc.	152,751	42,507,548

Industrial Conglomerates — 2.0%
Honeywell International, Inc.	126,316	22,053,510
Roper Technologies, Inc.	115,519	42,309,989

		64,363,499

Interactive Media & Services — 9.4%
Alphabet, Inc., Class A(a)	81,466	88,211,385
Facebook, Inc., Class A(a)	394,477	76,134,061
IAC/InterActiveCorp(a)	312,679	68,017,063
Tencent Holdings Ltd.	1,651,000	74,690,281

		307,052,790

Internet & Direct Marketing Retail — 13.1%
Alibaba Group Holding Ltd. — ADR(a)	279,008	47,277,906
Amazon.com, Inc.(a)	150,381	284,765,973
Booking Holdings, Inc.(a)	9,694	18,173,439
MercadoLibre, Inc.(a)	124,814	76,357,461

		426,574,779

IT Services — 10.9%
Mastercard, Inc., Class A	531,925	140,710,120
PayPal Holdings, Inc.(a)	455,365	52,121,078
Visa, Inc., Class A	930,452	161,479,945

		354,311,143

Security	Shares	Value

Life Sciences Tools & Services — 3.1%
Illumina, Inc.(a)	147,681	$54,368,760
IQVIA Holdings, Inc.(a)	286,591	46,112,492

		100,481,252

Machinery — 1.0%
Xylem, Inc.	409,881	34,282,447

Pharmaceuticals — 1.0%
Zoetis, Inc.	288,269	32,715,649

Professional Services — 4.0%
CoStar Group, Inc.(a)	171,962	95,277,266
TransUnion	458,241	33,685,296

		128,962,562

Road & Rail — 1.6%
Union Pacific Corp.	305,454	51,655,326

Semiconductors & Semiconductor Equipment — 3.0%
ASML Holding NV, Registered Shares(b)	306,514	63,733,456
Xilinx, Inc.	276,459	32,600,045

		96,333,501

Software — 18.0%
Adobe, Inc.(a)	286,462	84,406,028
Autodesk, Inc.(a)	267,991	43,655,734
Intuit, Inc.	306,284	80,041,198
Microsoft Corp.	1,372,824	183,903,503
PTC, Inc.(a)	339,875	30,507,180
salesforce.com, Inc.(a)(b)	628,593	95,376,416
ServiceNow, Inc.(a)	253,194	69,519,477

		587,409,536

Specialty Retail — 1.1%
Burlington Stores, Inc.(a)	211,588	36,001,698

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	388,492	32,613,903

Total Common Stocks — 99.2% (Cost: $1,902,421,329)		3,234,903,238

Preferred Stocks — 1.0%

Software — 1.0%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $31,222,542)(a)(c)(d)	5,093,400	33,158,034

Total Preferred Stocks — 1.0% (Cost: $31,222,542)		33,158,034

Total Long-Term Investments — 100.2% (Cost: $1,933,643,871)		3,268,061,272

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(e)(g)	5,124,211	5,124,211
SL Liquidity Series, LLC, Money Market Series, 2.55%(e)(f)(g)	29,131,964	29,140,704

Total Short-Term Securities — 1.1% (Cost: $34,261,781)		34,264,915

Total Investments — 101.3% (Cost: $1,967,905,652)		3,302,326,187

Liabilities in Excess of Other Assets — (1.3)%		(41,350,143)

Net Assets — 100.0%		$3,260,976,044

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Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Capital Appreciation Fund, Inc.

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $33,158,034, representing 1.0% of its net assets as of period end, and an original cost of $31,222,542.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	27,971,444	(22,847,233)	5,124,211	$5,124,211	$420,645		$—	$—
SL Liquidity Series, LLC, Money Market Series	22,034,147	7,097,817	29,131,964	29,140,704	54,357	(b)	15,221	(748)

				$34,264,915	$475,002		$15,221	$(748)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$78,774,676	$—	$—	$78,774,676
Automobiles	10,429,346	—	—	10,429,346
Beverages	72,390,023	—	—	72,390,023
Biotechnology	34,857,604	—	—	34,857,604
Capital Markets	119,155,352	—	—	119,155,352
Chemicals	51,747,611	—	—	51,747,611
Construction Materials	44,022,822	—	—	44,022,822
Electronic Equipment, Instruments & Components	26,888,665	—	—	26,888,665
Entertainment	97,242,827	—	—	97,242,827
Equity Real Estate Investment Trusts (REITs)	59,765,620	—	—	59,765,620
Health Care Equipment & Supplies	226,984,989	—	—	226,984,989
Health Care Providers & Services	117,378,070	—	—	117,378,070
Hotels, Restaurants & Leisure	42,507,548	—	—	42,507,548

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Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Capital Appreciation Fund, Inc.

	Level 1	Level 2	Level 3	Total

Industrial Conglomerates	$64,363,499	$—	$—	$64,363,499
Interactive Media & Services	232,362,509	74,690,281	—	307,052,790
Internet & Direct Marketing Retail	426,574,779	—	—	426,574,779
IT Services	354,311,143	—	—	354,311,143
Life Sciences Tools & Services	100,481,252	—	—	100,481,252
Machinery	34,282,447	—	—	34,282,447
Pharmaceuticals	32,715,649	—	—	32,715,649
Professional Services	128,962,562	—	—	128,962,562
Road & Rail	51,655,326	—	—	51,655,326
Semiconductors & Semiconductor Equipment	96,333,501	—	—	96,333,501
Software	587,409,536	—	—	587,409,536
Specialty Retail	36,001,698	—	—	36,001,698
Textiles, Apparel & Luxury Goods	32,613,903	—	—	32,613,903
Preferred Stocks:
Software	—	—	33,158,034	33,158,034
Short-Term Securities	5,124,211	—	—	5,124,211

Subtotal	$3,165,337,168	$74,690,281	$33,158,034	$3,273,185,483

Investments Valued at Net Asset Value (“NAV”)(a)				29,140,704

Total Investments				$3,302,326,187

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks

Assets:
Opening Balance, as of September 30, 2018	$29,541,720
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	3,616,314
Purchases	—
Sales	—

Closing Balance, as of June 30, 2019	$33,158,034

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019(a)	$3,616,314

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs		Range of Unobservable Inputs Utilized

Assets:
Preferred Stocks	$33,158,034	Market	Revenue Multiple	(a)	17.25x

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

3